Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE
COST OF REVENUE
GROSS PROFIT
OPERATING EXPENSES
General & Administrative	1,780,235	811,752	3,453,341	1,948,487	2,758,731	927,726
Total Operating Expenses	1,780,235	811,752	3,453,341	1,948,487	2,758,731	927,726
LOSS FROM OPERATIONS	(1,780,235)	(811,752)	(3,453,341)	(1,948,487)	(2,758,731)	(927,726)
OTHER INCOME (EXPENSE)
Interest and Other Income					1,044	7,308
Other Income (Expense)			300	328
Interest Expense	(15,243)		(21,490)
Total Other Income (Expense)	(15,243)		(21,190)	328	1,044	7,308
LOSS BEFORE INCOME TAXES	(1,795,478)	(811,752)	(3,474,531)	(1,948,159)	(2,757,687)	(920,418)
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS	$ (1,795,478)	$ (811,752)	$ (3,474,531)	$ (1,948,159)	$ (2,757,687)	$ (920,418)
BASIC LOSS PER SHARE	$ (0.47)	$ (0.16)	$ (0.74)	$ (0.44)	$ (0.54)	$ (0.20)
DILUTED LOSS PER SHARE	$ (0.47)	$ (0.16)	$ (0.74)	$ (0.44)	$ (0.54)	$ (0.20)
WEIGHTED AVERAGE SHARES BASIC	3,857,906	5,121,406	4,677,754	4,426,996	5,144,443	4,603,066
WEIGHTED AVERAGE SHARES DILUTED	3,857,906	5,121,406	4,677,754	4,426,996	5,144,443	4,603,066